FLOW THROUGH SHARE PREMIUM LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2022
FLOW-THROUGH SHARE PREMIUM LIABILITY
Flow through share premium liability at beginning of period	$ 12,413,000	$ 1,335,000
Assumption of flow-through share premium liability upon acquisition of QuestEx (Note 8)	909,000
Creation of flow-through share premium liability on issuance of flow-through shares	4,561,000	23,968,000
Settlement of flow-through share premium liability pursuant to qualified expenditures	(13,326,000)	(12,890,000)
Flow through share premium liability at end of period	4,557,000	12,413,000
Flow through share premium liability commitment	18,040,000	74,460,000
Flow through share premium liability commitment satisfied	33,000		$ 3,279,000
Flow through share premium liability remaining commitment	$ 18,007,000	$ 35,804,000